Loans Payable - Schedule of Loans Payable (Details) - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Line of Credit Facility [Line Items]
Loans Payable		$ 243,567		$ 242,815		$ 789,469
Current Portion		(23,260)		(9,981)		(789,469)
Loans Payable		220,307		232,834
Loans Payable [Member]
Line of Credit Facility [Line Items]
Loans Payable		31,751	[1]		[1]	317,500
Loans Payable One [Member]
Line of Credit Facility [Line Items]
Loans Payable		31,751	[2]		[2]	250,000
Loans Payable Two [Member]
Line of Credit Facility [Line Items]
Loans Payable		30,065	[3]		[3]	214,286	[4]
Loans Payable Three [Member]
Line of Credit Facility [Line Items]
Loans Payable		$ 150,000	[5]		[5]	7,683
Loans Payable Four [Member]
Line of Credit Facility [Line Items]
Loans Payable	[6]			31,350
Loans Payable Five [Member]
Line of Credit Facility [Line Items]
Loans Payable	[7]			31,350
Loans Payable Six [Member]
Line of Credit Facility [Line Items]
Loans Payable	[8]			30,115
Loans Payable Seven [Member]
Line of Credit Facility [Line Items]
Loans Payable	[5]			$ 150,000

[1]	On April 17, 2020, the Company received a loan in the principal amount of $31,751 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[2]	On April 21, 2020, the Company received a loan in the principal amount of $31,751 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[3]	On May 21, 2020, the Company received a loan in the principal amount of $30,065 under the Paycheck Protection Program. The loan bears interest at 1% per annum and is due on May 21, 2022 with payments deferred for the first six months of the term.
[4]	On March 8, 2019, the Company entered into a convertible bridge loan agreement (the "Share-Settled Loan"). The Share-Settled Loan initially bore interest at 4.99% per month, was due in 60 days on May 7, 2019 and is convertible into restricted common shares of the Company at the lender's option at the market price per share less a 30% discount to market. The Company has accounted the Share-Settled Loan as share-settled debt. It is initially recognized at its fair value and accreted to its share-settled redemption value of $214,286 over the term of the debt. The Share-Settled Loan was not repaid on May 7, 2019 and is in default. Effective September 1, 2019, interest was reduced to 2% per month and effective December 1, 2019, the loan became non-interest bearing. On April 23, 2020, the Company received notice to settle the debt for 3,061,224 shares of common stock at $0.049 per share, a 30% discount to market. On August 25, 2020, the terms of this settlement were amended to settle remaining principal of $120,000 for 10,714,285 common shares at an adjusted exercise price of $0.0112, a 30% discount to market. As at December 31, 2020, 8,062,244 shares have been issued and 3,264,285 remain to be issued.
[5]	On June 5, 2020, the Company received a loan in the principal amount of $150,000. The loan bears interest at 3.75% per annum and is due on June 5, 2050. The loan is secured by all tangible and intangible assets of Company. Fixed payments of $731 are due monthly and begin 12 months from the date of the loan.
[6]	On April 17, 2020, the Company received a loan in the principal amount of $29,890 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[7]	On April 21, 2020, the Company received a loan in the principal amount of $29,889 (CDN$40,000) under the Canada Emergency Business Account program. The loan is non-interest bearing and eligible for CDN$10,000 forgiveness if repaid by December 31, 2022. If not repaid by December 31, 2022, the loan bears interest at 5% per annum and is due on December 31, 2025.
[8]	On May 21, 2020, the Company received a loan in the principal amount of $30,115 under the Paycheck Protection Program. The loan bears interest at 1% per annum and is due on May 21, 2022 with payments deferred for the first six months of the term.